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                                                           FILE NUMBER 028-06458




                                   FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended March 31, 2000

                      If amended report check here: _____



Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the _______ day of ________________ , 19 ___ .



                                         By:_________________________________
                                            William M Lane, Vice President
                                            for The Torray Corporation
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March 31, 2000                         Form 13F - The Torray Corporation

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                Item 1                    Item 2       Item 3      Item 4        Item 5                 Item 6              Item 7

                                          Title        CUSIP     Fair Market      Total    Invest
Name of Issuer                           of Class      Number       Value        Shares   (a)Sole   (b)Shared   (c)Other   Managers
--------------                           --------      ------       -----        ------   -------   ---------   --------   --------

Abbott Laboratories                       common     002824100   112,497,956   3,197,100     X                                All
ALZA Corporation                          common     022615108    26,293,750     700,000     X                                All
AT&T Corporation                          common     001957109    75,937,500   1,350,000     X                                All
Bank One Corporation                      common     06423A103    28,875,000     840,000     X                                All
BankAmerica Corporation                   common     060505104    53,014,313   1,011,000     X                                All
Boston Scientific Corporation             common     101137107   119,946,750   5,628,000     X                                All
CarrAmerica Realty Corporation            common     144418100    35,838,563   1,696,500     X                                All
CitiGroup, Inc.                           common     172967101    63,079,911   1,063,518     X                                All
Clear Channel Communications              common     184502102    33,826,813     489,800     X                                All
CSX Corporation                           common     126408103     5,959,600     253,600     X                                All
Disney (Walt) Company                     common     254687106    96,196,875   2,325,000     X                                All
Dow Jones and Co. Inc.                    common     260561105     7,181,250     100,000     X                                All
Du Pont (E.I.) de Nemours                 common     263534109    48,169,125     911,000     X                                All
Emerson Electric Company                  common     291011104     7,825,500     148,000     X                                All
Franklin Resources, Inc.                  common     354613101    57,144,688   1,709,000     X                                All
General Dynamics Corporation              common     369550108    40,048,750     805,000     X                                All
General Motors Corporation Class H        common     370442832   228,582,000   1,836,000     X                                All
Gilette Company, The                      common     375766102    60,300,000   1,600,000     X                                All
Illinois Tool Works                       common     452308109    88,615,475   1,603,900     X                                All
IMS Health, Inc.                          common     449934108    17,535,394   1,035,300     X                                All
International Busines Machines Corp.      common     459200101    25,016,000     212,000     X                                All
International Flavors & Fragrances        common     459506101    47,979,525   1,368,400     X                                All
Johnson & Johnson                         common     478160104    16,815,000     240,000     X                                All
Kimberly Clark Corporation                common     494368103    51,520,000     920,000     X                                All
Loral Space & Communications Ltd.         common     G56462107    33,781,750   3,316,000     X                                All
Markel Corporation                        common     570535104    36,695,870     252,205     X                                All
Mellon Financial Corporation              common     585509102    27,753,600     940,800     X                                All
Molex, Inc. A                             common     608554200    38,073,750     858,000     X                                All
Morgan J.P. & Company                     common     616880100   104,938,875     796,500     X                                All
PanAmSat Corporation                      common     697933109    64,517,188   1,315,000     X                                All
Raytheon Company Class A                  common     755111309    52,675,000   2,800,000     X                                All
SLM Holding Corporation                   common     78442A109    94,574,188   2,839,000     X                                All
Tribune Company                           common     896047107    34,621,031     946,900     X                                All
Xerox Corporation                         common     984121103    67,600,000   2,600,000     X                                All

Total                                                          1,903,430,988


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                Item 1                                     Item 8

                                       Voting Authority
Name of Issuer                            (a) Sole            (b) Shared      (c)None
--------------                         ---------------         ----------      -------

Abbott Laboratories                        3,197,100
ALZA Corporation                             700,000
AT&T Corporation                           1,350,000
Bank One Corporation                         840,000
BankAmerica Corporation                    1,011,000
Boston Scientific Corporation              5,628,000
CarrAmerica Realty Corporation             1,696,500
CitiGroup, Inc.                            1,063,518
Clear Channel Communications                 489,800
CSX Corporation                              253,600
Disney (Walt) Company                      2,325,000
Dow Jones and Co. Inc.                       100,000
Du Pont (E.I.) de Nemours                    911,000
Emerson Electric Company                     148,000
Franklin Resources, Inc.                   1,709,000
General Dynamics Corporation                 805,000
General Motors Corporation Class H         1,836,000
Gilette Company, The                       1,600,000
Illinois Tool Works                        1,603,900
IMS Health, Inc.                           1,035,300
International Busines Machines Corp.         212,000
International Flavors & Fragrances         1,368,400
Johnson & Johnson                            240,000
Kimberly Clark Corporation                   920,000
Loral Space & Communications Ltd.          3,316,000
Markel Corporation                           252,205
Mellon Financial Corporation                 940,800
Molex, Inc. A                                858,000
Morgan J.P. & Company                        796,500
PanAmSat Corporation                       1,315,000
Raytheon Company Class A                   2,800,000
SLM Holding Corporation                    2,839,000
Tribune Company                              946,900
Xerox Corporation                          2,600,000


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